Equipment (Tables)	3 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Equipment

March 31, 2026	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$208,015	$173,551	$34,464
Furniture and fixtures	6,750	4,106	2,644
	$214,765	$177,657	$37,108

December 31, 2025	Cost	Accumulated depreciation	Net book Value

Equipment and computers	$205,446	$170,186	$35,260
Furniture and fixtures	6,750	3,958	2,792
	$212,196	$174,144	$38,052